Business and Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Business and Significant Accounting Policies
Percentage of valuation allowance provided	100.00%	100.00%
Proceeds from issuance of common stock	$ 12,000	$ 404,000